12. Employee and Director Benefit Programs (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Matching of employee contributions, percentage	4.00%	4.00%	4.00%
Defined Benefit Plan, Contributions by Employer	$ 691	$ 670	$ 622
Expenses incurred for benefits relating to the postretirement benefit plan	361	423	411
Postretirement Benefits paid	$ 223	$ 227	$ 229